Income Taxes - Changes in Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Net deferred tax liabilities at January 1,	$ 295	$ 357
Change in temporary differences	(58)	(72)
Translation differences	(9)	10
Net deferred tax liabilities at December 31,	$ 228	$ 295